FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 7,638	$ 5,230
Interest-bearing liabilities	13,622	3,285
Finance lease liabilities	60	17
Decommissioning liabilities, other provisions and post-employment benefits	1,321	285
Lease liabilities	61	17
Loans and notes payable	62	106
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	6,863	4,677
Interest-bearing liabilities	2,370	825
Finance lease liabilities	12	11
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	364	280
Interest-bearing liabilities	1,517	801
Finance lease liabilities	7	4
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	219	155
Interest-bearing liabilities	3,829	1,075
Finance lease liabilities	25	2
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	192	118
Interest-bearing liabilities	5,906	584
Finance lease liabilities	$ 16	$ 0